TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES – 54.6%
	FEDERAL HOME LOAN MORTGAGE CORP. — 19.9%(b)
34,604	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 35,514
470,910	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	445,189
244,946	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	231,697
86,890	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	84,822
181,378	Freddie Mac Multifamily Structured Pass Through Series KF60 A(c)	SOFR30A + 0.604%	4.9590	02/25/26	181,451
462,753	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	460,516
50,004	Freddie Mac Multifamily Structured Pass Through Series KF72 A(c)	SOFR30A + 0.614%	4.9690	11/25/26	49,993
945,078	Freddie Mac Multifamily Structured Pass Through Series KF77 AL(c)	SOFR30A + 0.814%	5.1690	02/25/27	946,743
1,079,344	Freddie Mac Multifamily Structured Pass Through Series K531 AS(c)	SOFR30A + 0.530%	4.8850	09/25/29	1,077,938
1,085,000	Freddie Mac Multifamily Structured Pass Through Series K540 A2(a)		4.5130	02/25/30	1,103,977
905,000	Freddie Mac Multifamily Structured Pass Through Series K546 A2		4.3610	05/25/30	915,681
527,898	Freddie Mac Multifamily Structured Pass Through Series KF82 AS(c)	SOFR30A + 0.420%	4.7750	06/25/30	527,564
791,846	Freddie Mac Multifamily Structured Pass Through Series KF82 AL(c)	SOFR30A + 0.484%	4.8390	06/25/30	791,819
386,783	Freddie Mac Multifamily Structured Pass Through Series KF80 AS(c)	SOFR30A + 0.510%	4.8650	06/25/30	386,252
1,800,000	Freddie Mac Multifamily Structured Pass Through Series K758 A2(a)		4.6800	10/25/31	1,846,143
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,561,160
1,254,356	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1(a)		1.2350	05/25/51	1,234,929
97,733	Freddie Mac Non Gold Pool Series 780722(c)	H15T1Y + 2.220%	6.2530	08/01/33	100,043
38,745	Freddie Mac Non Gold Pool Series 972132(c)	H15T1Y + 2.225%	6.7600	11/01/33	39,710
40,572	Freddie Mac Non Gold Pool Series 1B2025(c)	RFUCCT1Y + 1.862%	6.7580	06/01/34	41,855
49,863	Freddie Mac Non Gold Pool Series 1Q0160(c)	RFUCCT1Y + 1.750%	6.5000	09/01/35	51,102
76,043	Freddie Mac Non Gold Pool Series 1L1358(c)	H15T1Y + 2.500%	6.7340	05/01/36	78,686
202,475	Freddie Mac Non Gold Pool Series 848690(c)	H15T1Y + 2.246%	6.4480	03/01/37	209,604
9,253	Freddie Mac Non Gold Pool Series 848565(c)	RFUCCT1Y + 1.775%	7.1320	12/01/37	9,440
463,853	Freddie Mac Non Gold Pool Series 848949(c)	H15T1Y + 2.248%	6.4310	09/01/38	476,017
32,739	Freddie Mac Non Gold Pool Series 848568(c)	H15T1Y + 2.206%	6.6060	09/01/38	33,625
46,934	Freddie Mac Non Gold Pool Series 1Q1302(c)	RFUCCT1Y + 1.713%	6.4680	11/01/38	47,675
16,524	Freddie Mac Non Gold Pool Series 1Q0647(c)	RFUCCT1Y + 1.803%	6.6620	11/01/38	16,925
122,430	Freddie Mac Non Gold Pool Series 849046(c)	RFUCCT1Y + 1.894%	6.8880	09/01/41	126,512
301,940	Freddie Mac Pool Series SB8031		2.5000	02/01/35	286,674
16,341	Freddie Mac REMICS Series 2102 PE(d)		6.5000	12/15/28	16,215

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES – 54.6% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 19.9%(b) (Continued)
12,212	Freddie Mac REMICS Series 2131 ZB(d)		6.0000	03/15/29	$11,939
7,364	Freddie Mac REMICS Series 2412 OF(c),(d)	SOFR30A + 1.064%	5.4370	12/15/31	7,213
3,761	Freddie Mac REMICS Series 2450 FW(c),(d)	SOFR30A + 0.614%	4.9870	03/15/32	3,643
12,627	Freddie Mac REMICS Series 2448 FV(c),(d)	SOFR30A + 1.114%	5.4870	03/15/32	12,347
21,899	Freddie Mac REMICS Series 2581 FD(c),(d)	SOFR30A + 0.864%	5.2370	12/15/32	21,297
6,438	Freddie Mac REMICS Series 2557 WF(c),(d)	SOFR30A + 0.514%	4.8870	01/15/33	6,224
20,536	Freddie Mac REMICS Series 2768 PW(d)		4.2500	03/15/34	19,818
116,769	Freddie Mac REMICS Series 2978 JG(d)		5.5000	05/15/35	120,427
172,232	Freddie Mac REMICS Series 3036 NE(d)		5.0000	09/15/35	174,565
63,822	Freddie Mac REMICS Series 3620 AT(a),(d)		4.5060	12/15/36	64,794
101,423	Freddie Mac REMICS Series 3412 AY(d)		5.5000	02/15/38	105,454
85,686	Freddie Mac REMICS Series 3561 W(a),(d)		2.5380	06/15/48	81,166
					15,044,358
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.5%(b)
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	2,032,708
1,706	Fannie Mae Pool Series 684842(c)	H15T1Y + 2.270%	6.3160	01/01/30	1,703
15,045	Fannie Mae Pool Series 642012(c)	H15T1Y + 2.265%	6.5150	05/01/32	15,408
75,835	Fannie Mae Pool Series 555375		6.0000	04/01/33	78,506
35,883	Fannie Mae Pool Series 699985(c)	H15T1Y + 2.213%	6.4630	04/01/33	36,790
31,015	Fannie Mae Pool Series 721424(c)	H15T1Y + 2.287%	6.2870	06/01/33	31,914
17,064	Fannie Mae Pool Series 725052(c)	H15T1Y + 2.169%	6.2930	07/01/33	17,456
12,936	Fannie Mae Pool Series 732087(c)	H15T1Y + 2.441%	6.4410	08/01/33	13,332
239,622	Fannie Mae Pool Series AD0541(c)	H15T1Y + 2.185%	6.4650	11/01/33	246,903
6,394	Fannie Mae Pool Series 783245(c)	12MTA + 1.200%	5.4210	04/01/34	6,392
16,954	Fannie Mae Pool Series 725392(c)	H15T1Y + 2.196%	6.4200	04/01/34	17,380
200,950	Fannie Mae Pool Series AL1270(c)	H15T1Y + 2.214%	6.3500	10/01/34	206,533
34,252	Fannie Mae Pool Series 813844(c)	RFUCCT6M + 1.553%	6.1960	01/01/35	35,213
10,410	Fannie Mae Pool Series 995552(c)	H15T1Y + 2.195%	6.3430	05/01/35	10,684
33,794	Fannie Mae Pool Series 735667		5.0000	07/01/35	34,298
14,591	Fannie Mae Pool Series 995269(c)	RFUCCT6M + 1.544%	6.1630	07/01/35	14,997
47,707	Fannie Mae Pool Series AL0361(c)	H15T1Y + 2.223%	6.2230	07/01/35	49,153
80,923	Fannie Mae Pool Series 889822(c)	RFUCCT1Y + 1.554%	6.6540	07/01/35	82,855
61,862	Fannie Mae Pool Series 838948(c)	RFUCCT6M + 1.510%	6.0860	08/01/35	62,464

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.5%(b) (Continued)
6,876	Fannie Mae Pool Series 844532(c)	12MTA + 1.717%	5.9500	11/01/35	$7,000
145,393	Fannie Mae Pool Series 813637(c)	H15T1Y + 2.185%	6.4350	01/01/36	149,971
28,358	Fannie Mae Pool Series 863729(c)	H15T1Y + 2.268%	6.5180	01/01/36	29,160
100,368	Fannie Mae Pool Series 846749(c)	RFUCCT6M + 2.428%	7.1780	01/01/36	102,162
7,361	Fannie Mae Pool Series 880366(c)	RFUCCT6M + 1.430%	6.0550	02/01/36	7,447
60,372	Fannie Mae Pool Series 880373(c)	RFUCCT1Y + 1.546%	6.4990	02/01/36	62,453
16,449	Fannie Mae Pool Series 886376(c)	12MTA + 2.375%	6.5690	08/01/36	16,899
104,881	Fannie Mae Pool Series 920847(c)	H15T1Y + 2.500%	6.6000	08/01/36	109,260
908	Fannie Mae Pool Series 879683(c)	H15T1Y + 2.145%	6.2700	09/01/36	931
8,155	Fannie Mae Pool Series 995949(c)	12MTA + 2.413%	6.6220	09/01/36	8,412
27,813	Fannie Mae Pool Series 995008(c)	12MTA + 2.218%	6.4360	10/01/36	28,675
124,191	Fannie Mae Pool Series 900197(c)	RFUCCT1Y + 2.075%	7.5110	10/01/36	129,463
30,608	Fannie Mae Pool Series AE0870(c)	RFUCCT1Y + 1.668%	6.5340	11/01/36	31,396
119,408	Fannie Mae Pool Series 889819(c)	RFUCCT1Y + 1.559%	6.4950	04/01/37	122,835
16,275	Fannie Mae Pool Series 748848(c)	H15T1Y + 2.270%	6.2700	06/01/37	16,780
53,523	Fannie Mae Pool Series AB5688		3.5000	07/01/37	50,627
27,099	Fannie Mae Pool Series AL0920		5.0000	07/01/37	27,450
1,112	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,129
62,971	Fannie Mae Pool Series AD0959(c)	RFUCCT6M + 2.021%	6.6730	07/01/37	64,308
27,747	Fannie Mae Pool Series 888628(c)	RFUCCT1Y + 1.837%	6.7670	07/01/37	28,568
112,882	Fannie Mae Pool Series AL1288(c)	RFUCCT1Y + 1.581%	6.3380	09/01/37	115,091
5,560	Fannie Mae Pool Series AL0883(c)	RFUCCT1Y + 1.513%	6.4900	01/01/38	5,661
65,840	Fannie Mae Pool Series 964760(c)	RFUCCT1Y + 1.616%	6.2810	08/01/38	66,899
2,482	Fannie Mae Pool Series 725320(c)	H15T1Y + 2.256%	6.3020	08/01/39	2,544
34,769	Fannie Mae Pool Series AC2472		5.0000	06/01/40	35,418
1,068,780	Fannie Mae Pool Series BM1078(c)	H15T1Y + 2.169%	6.3140	12/01/40	1,103,797
5,044	Fannie Mae Pool Series AL2559(c)	RFUCCT1Y + 1.810%	6.8040	07/01/41	5,207
255,406	Fannie Mae Pool Series AJ0875(c)	RFUCCT1Y + 1.800%	6.9320	10/01/41	265,155
326,785	Fannie Mae Pool Series AO4163		3.5000	06/01/42	309,065
190,911	Fannie Mae Pool Series AB5519		3.5000	07/01/42	180,560
1,757,416	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,662,096
237,761	Fannie Mae Pool Series AB7016		4.0000	11/01/42	232,051
470,724	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	445,196
304,918	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	280,683

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.6% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.5%(b) (Continued)
331,405	Fannie Mae Pool Series MA1404		3.5000	04/01/43	$313,433
99,064	Fannie Mae Pool Series AB9096		4.0000	04/01/43	96,713
958,769	Fannie Mae Pool Series FS8360		3.5000	09/01/52	878,621
16,745	Fannie Mae Pool Series 803338(c)	12MTA + 1.200%	5.4210	09/01/44	16,950
186,904	Fannie Mae Pool Series MA3536		4.0000	12/01/48	179,268
2,778,367	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,250,937
2,631,171	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,134,833
12,320	Fannie Mae REMICS Series 2000-45 FD(c),(d)	SOFR30A + 0.664%	5.0510	12/18/30	11,952
8,451	Fannie Mae REMICS Series 2000-45 FG(c),(d)	SOFR30A + 0.664%	5.0510	12/18/30	8,198
18,437	Fannie Mae REMICS Series 2002-30 FB(c),(d)	SOFR30A + 1.114%	5.4710	08/25/31	17,994
11,082	Fannie Mae REMICS Series 2002-16 VF(c),(d)	SOFR30A + 0.664%	5.0210	04/25/32	10,583
3,449	Fannie Mae REMICS Series 2002-71 AP(d)		5.0000	11/25/32	3,324
1,071	Fannie Mae REMICS Series 2003-35 FG(c),(d)	SOFR30A + 0.414%	4.7710	05/25/33	1,035
17,824	Fannie Mae REMICS Series 2005-29 WQ(d)		5.5000	04/25/35	18,278
56,682	Fannie Mae REMICS Series 2009-50 PT(a),(d)		6.1360	05/25/37	57,609
52,828	Fannie Mae REMICS Series 2008-86 LA(a),(d)		3.4950	08/25/38	51,884
228,962	Fannie Mae REMICS Series 2010-60 HB(d)		5.0000	06/25/40	231,596
81,312	Fannie Mae REMICS Series 2013-63 YF(c),(d)	SOFR30A + 1.114%	5.0000	06/25/43	73,528
964,867	Fannie Mae REMICS Series 2020-35 FA(c),(d)	SOFR30A + 0.614%	4.9600	06/25/50	952,452
1,243,265	Fannie Mae-Aces Series 2017-M3 A2(a)		2.5560	12/25/26	1,221,088
2,163,585	Fannie Mae-Aces Series 2017-M14 A2(a)		2.9040	11/25/27	2,112,862
					19,342,176
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 9.2%
10,978	Ginnie Mae II Pool Series 891616(c)	H15T1Y + 1.400%	5.3800	06/20/58	11,143
14,600	Ginnie Mae II Pool Series 710065(a)		4.8100	02/20/61	14,606
5,688	Ginnie Mae II Pool Series 894704(c)	H15T1Y + 0.894%	4.8720	10/20/61	5,720
1,305	Ginnie Mae II Pool Series 773437(a)		4.4850	02/20/62	1,286
2,129	Ginnie Mae II Pool Series 759745(a)		4.8150	05/20/62	2,130
66,314	Ginnie Mae II Pool Series 897906(c)	H15T1Y + 1.035%	4.9550	06/20/62	66,682
163,878	Ginnie Mae II Pool Series 896363(c)	H15T1Y + 0.684%	4.6640	07/20/62	164,738
926	Ginnie Mae II Pool Series 766556(a)		4.7550	08/20/62	913
6,772	Ginnie Mae II Pool Series 777432(a)		4.5990	10/20/62	6,749
48,579	Ginnie Mae II Pool Series 899072(c)	RFUCCT1M + 1.784%	6.2320	10/20/62	49,482
3,731	Ginnie Mae II Pool Series 765229(a)		4.5530	11/20/62	3,652

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 54.6% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 9.2% (Continued)
258,654	Ginnie Mae II Pool Series 899633(c)	RFUCCT1M + 1.806%	6.2280	01/20/63	$ 264,794
19,880	Ginnie Mae II Pool Series 898433(c)	RFUCCT1M + 2.198%	6.6470	01/20/63	20,379
126,143	Ginnie Mae II Pool Series 899765(c)	RFUCCT1M + 1.862%	6.3030	02/20/63	128,915
134,009	Ginnie Mae II Pool Series 899650(c)	RFUCCT1M + 1.890%	6.3330	02/20/63	136,280
35,055	Ginnie Mae II Pool Series 898436(c)	RFUCCT1M + 2.143%	6.5900	02/20/63	35,897
58,822	Ginnie Mae II Pool Series 899651(c)	RFUCCT1M + 2.348%	6.7820	02/20/63	60,048
9,847	Ginnie Mae II Pool Series AE9606(c)	H15T1Y + 1.140%	5.1200	08/20/64	9,957
618	Ginnie Mae II Pool Series AG8190(c)	H15T1Y + 1.140%	5.1200	09/20/64	623
3,460	Ginnie Mae II Pool Series AG8209(c)	H15T1Y + 0.863%	4.8250	10/20/64	3,480
1,178	Ginnie Mae II Pool Series AG8275(c)	H15T1Y + 1.140%	5.1200	03/20/65	1,190
19,969	Government National Mortgage Association Series 2003-72 Z(a)		5.4790	11/16/45	19,928
117,885	Government National Mortgage Association Series 2014-H12 HZ(a),(d)		4.5970	06/20/64	115,271
560	Government National Mortgage Association Series 2015-H09 HA(d)		1.7500	03/20/65	507
1,746,928	Government National Mortgage Association Series 2018-H16 FA(c),(d)	TSFR1M + 0.534%	4.8860	09/20/68	1,742,839
1,692,655	Government National Mortgage Association Series 2020-H04 FP(c),(d)	TSFR1M + 0.614%	4.9660	06/20/69	1,692,990
2,387,009	Government National Mortgage Association Series 2020-H02 FG(c),(d)	TSFR1M + 0.714%	5.0660	01/20/70	2,385,349
					6,945,548

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $42,127,985)				41,332,082

	U.S. TREASURY NOTES — 34.0%
525,000	United States Treasury Note		4.2500	01/31/26	525,443
495,000	United States Treasury Note		4.5000	03/31/26	496,594
205,000	United States Treasury Note		4.8750	05/31/26	206,380
1,000,000	United States Treasury Note		4.1250	06/15/26	1,002,379
870,000	United States Treasury Note		3.7500	08/31/26	870,152
430,000	United States Treasury Note		3.5000	09/30/26	429,148
810,000	United States Treasury Note		4.1250	10/31/26	813,575
815,000	United States Treasury Note		4.6250	11/15/26	823,118
480,000	United States Treasury Note		4.2500	11/30/26	482,944
555,000	United States Treasury Note		4.2500	12/31/26	558,686
595,000	United States Treasury Note		4.1250	01/31/27	598,370
185,000	United States Treasury Note		4.1250	02/28/27	186,142

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 34.0% (Continued)
300,000	United States Treasury Note	3.8750	03/31/27	$ 300,949
480,000	United States Treasury Note	3.7500	04/30/27	480,797
965,000	United States Treasury Note	3.8750	05/31/27	968,581
810,000	United States Treasury Note	3.8750	07/31/27	813,528
565,000	United States Treasury Note	3.6250	08/31/27	565,088
4,250,000	United States Treasury Note	3.5000	09/30/27	4,241,782
270,000	United States Treasury Note	3.6250	03/31/28	270,153
2,190,000	United States Treasury Note	4.0000	01/31/29	2,214,638
451,300	United States Treasury Note	3.6250	09/30/30	449,132
3,420,000	United States Treasury Note	4.1250	11/15/32	3,461,013
2,020,000	United States Treasury Note	3.8750	08/15/34	1,989,621
1,545,000	United States Treasury Note	4.2500	11/15/34	1,562,924
720,000	United States Treasury Note	4.6250	02/15/35	748,463
555,000	United States Treasury Note	4.2500	05/15/35	560,203
90,000	United States Treasury Note	4.2500	08/15/35	90,738
	TOTAL U.S. TREASURY NOTES (Cost $25,588,452)			25,710,541

	SHORT-TERM INVESTMENTS – 10.6%	Yield (%)
	AGENCY DISCOUNT NOTES — 2.6%
1,971,000	Federal Home Loan Bank Discount Notes	3.4600	10/08/25	1,969,505

	U.S. TREASURY BILLS — 8.0%
1,135,000	United States Treasury Bill(e)	3.5200	10/07/25	1,134,234
1,530,000	United States Treasury Bill(e)	3.9900	11/28/25	1,520,189
1,560,000	United States Treasury Bill(e)	3.9000	12/02/25	1,549,569
1,865,000	United States Treasury Bill(e)	3.8300	01/08/26	1,845,655
				6,049,647

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,018,462)			8,019,152

	TOTAL INVESTMENTS - 99.2% (Cost $75,734,900)			$ 75,061,775
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			611,794
	NET ASSETS - 100.0%			$ 75,673,569

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Month Term
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year Term
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks 6 Month Term
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(c)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(d)	Collateralized mortgage obligation (CMO)